                        SUPPLEMENT DATED OCTOBER 31, 1996
                        TO PROSPECTUS DATED JULY 22, 1996
                                       OF
                       SIERRA ASSET MANAGEMENT PORTFOLIOS
                                  P.O. BOX 5118
                       WESTBORO, MASSACHUSETTS 01581-5118


The Prospectus, dated July 22, 1996, relating to Class A and Class B Shares of the INCOME, VALUE, BALANCED, GROWTH, AND CAPITAL GROWTH PORTFOLIOS of the Sierra Asset Management Portfolios (the "Trust") is hereby amended and supplemented as follows.

                               ------------------

By replacing the tables labeled EXPENSE RANGES and EXAMPLE on page 3 with the following tables:
                                                   RANGE OF
                                                   COMBINED
PORTFOLIO                                     OPERATING EXPENSES
---------                                     ------------------

Income Portfolio Class A........................1.50% to 1.75%
Value Portfolio Class A.........................1.50% to 1.95%
Balanced Portfolio Class A......................1.70% to 2.25%
Growth Portfolio Class A........................1.95% to 2.35%
Capital Growth Portfolio Class A................2.05% to 2.40%


EXAMPLE
                                                1 Year        3 Years
                                                ------        -------
Income Portfolio Class A........................  $61          $ 94
Value Portfolio Class A.........................  $62          $ 97
Balanced Portfolio Class A......................  $72          $111
Growth Portfolio Class A........................  $76          $119
Capital Growth Portfolio Class A................  $79          $123

                               ------------------

By replacing the tables labeled EXPENSE RANGES and EXAMPLE on page 5 with the following tables:
                                                   RANGE OF
                                                   COMBINED
PORTFOLIO                                     OPERATING EXPENSES
---------                                     ------------------

Income Portfolio Class B........................  2.25% to 2.50%
Value Portfolio Class B.........................  2.25% to 2.70%
Balanced Portfolio Class B......................  2.45% to 3.00%
Growth Portfolio Class B........................  2.70% to 3.10%
Capital Growth Portfolio Class B................  2.80% to 3.15%
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EXAMPLE

(2) Redemption at the end of each time period
                                                1 Year        3 Years
                                                ------        -------
Income Portfolio Class B.......................   $74         $104
Value Portfolio Class B........................   $75         $107
Balanced Portfolio Class B.....................   $78         $115
Growth Portfolio Class B.......................   $79         $120
Capital Growth Portfolio Class B...............   $80         $122

(2) No redemptions

                                                1 Year        3 Years
                                                ------        -------
Income Portfolio Class B.......................   $24          $74
Value Portfolio Class B........................   $25          $77
Balanced Portfolio Class B.....................   $28          $85
Growth Portfolio Class B.......................   $29          $90
Capital Growth Portfolio Class B...............   $30          $92

                               ------------------

By deleting all of the text under the heading "EXPENSE RATIOS OF THE UNDERLYING FUNDS" in the "PORTFOLIO EXPENSES" section on page 6 and 7 and replacing it with the following:
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EXPENSE RATIOS OF
THE UNDERLYING FUNDS

As previously stated, Class A and Class B Shares of the Portfolios will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds, which are investment funds of the Sierra Trust Funds ("STF") and, subject to regulatory approval, Sierra Prime Income Fund ("SPIF")** and the investment returns of each class of shares of the Portfolios will be net of the expenses of the Underlying Funds. The charts set forth below provide the estimated expense ratios for each of the Underlying Funds in which the Portfolios will invest based on information as of October 31, 1996.


INCOME PORTFOLIO

UNDERLYING FUNDS                                      UNDERLYING FUNDS'
ELIGIBLE FOR PURCHASE                                   EXPENSE RATIOS*
---------------------                                   ---------------
STF U.S. Government Money Fund                                     .60%
STF Global Money Fund                                              .60%
STF Short Term High Quality Bond Fund                              .65%
STF Short Term Global Government Fund                              .65%
STF U.S. Government Fund                                           .75%
STF Corporate Income Fund                                          .95%
Sierra Prime Income Fund**                                        1.35%


VALUE PORTFOLIO

UNDERLYING FUNDS                                      UNDERLYING FUNDS'
ELIGIBLE FOR PURCHASE                                   EXPENSE RATIOS*
---------------------                                   ---------------
STF U.S. Government Money Fund                                     .60%
STF Global Money Fund                                              .60%
STF Short Term High Quality Bond Fund                              .65%
STF Short Term Global Government Fund                              .65%
STF U.S. Government Fund                                           .75%
STF Corporate Income Fund                                          .95%
STF Growth and Income Fund                                        1.33%
STF Growth Fund                                                   1.46%
STF Emerging Growth Fund                                          1.45%
Sierra Prime Income Fund**                                        1.35%


GROWTH PORTFOLIO

UNDERLYING FUNDS                                      UNDERLYING FUNDS'
ELIGIBLE FOR PURCHASE                                   EXPENSE RATIOS*
----------------------                                  ---------------
STF U.S. Government Money Fund                                     .60%
STF Global Money Fund                                              .60%
STF Short Term High Quality Bond Fund                              .65%
STF Short Term Global Government Fund                              .65%
STF U.S. Government Fund                                           .75%
STF Corporate Income Fund                                          .95%
STF Growth and Income Fund                                        1.33%
STF Growth Fund                                                   1.46%
STF Emerging Growth Fund                                          1.45%
STF International Growth Fund                                     1.58%
Sierra Prime Income Fund**                                        1.35%


BALANCED PORTFOLIO

UNDERLYING FUNDS                                      UNDERLYING FUNDS'
ELIGIBLE FOR PURCHASE                                   EXPENSE RATIOS*
---------------------                                   ---------------
STF U.S. Government Money Fund                                     .60%
STF Global Money Fund                                              .60%
STF Short Term High Quality Bond Fund                              .65%
STF Short Term Global Government Fund                              .65%
STF U.S. Government Fund                                           .75%
STF Corporate Income Fund                                          .95%
STF Growth and Income Fund                                        1.33%
STF Growth Fund                                                   1.46%
STF Emerging Growth Fund                                          1.45%
STF International Growth Fund                                     1.58%
Sierra Prime Income Fund**                                        1.35%


CAPITAL GROWTH PORTFOLIO

UNDERLYING FUNDS                                      UNDERLYING FUNDS'
ELIGIBLE FOR PURCHASE                                   EXPENSE RATIOS*
----------------------                                  ---------------
STF Global Money Fund                                              .60%
STF Short Term High Quality Bond Fund                              .65%
STF Short Term Global Government Fund                              .65%
STF Growth and Income Fund                                        1.33%
STF Growth Fund                                                   1.46%
STF Emerging Growth Fund                                          1.45%
STF International Growth Fund                                     1.58%

* The Portfolios will purchase only Class I shares of the Underlying Funds other than SPIF, and Class A Shares of SPIF. The expense ratio is the ratio of the annual operating expenses of the Underlying Funds applicable to Class I shares (Class A Shares of SPIF) to the average net assets of the Underlying Fund. The expense ratios shown above reflect existing fee waiver or expense reimbursement arrangements that may be discontinued at any time. Set forth below are the estimated total fund operating expenses of each Underlying Fund absent such fee waivers and expense reimbursements. STF U.S. Government Money Fund (.96%); STF Global Money Fund (.90%); STF Short Term High Quality Bond Fund (1.12%); STF Short Term Global Government Fund (1.20%); STF U.S. Government Fund (1.03%); STF Corporate Income Fund (1.14%); STF Growth and Income Fund (1.33%); STF Growth Fund (1.46%); STF Emerging Growth Fund (1.45%); STF International Growth Fund (1.58%); Sierra Prime Income Fund (1.35%).

** None of the Portfolios will invest in SPIF until the Trust supplements this Prospectus disclosing that intention, and the extent of such investment.

Investors in the Portfolios should recognize that they may invest directly in the Underlying Funds if they do not wish to participate in the Portfolios' asset allocation strategies in Underlying Funds. Through the Portfolios, investors will bear not only their proportionate share of the expenses of the Portfolios (including operating costs and investment advisory and administrative fees to the extent Sierra Services or Sierra Administration has not elected to waive such fees), but will also indirectly bear similar expenses of the Underlying Funds. Class I Shares of the Underlying Funds are not subject to any sales load or distribution or shareholder service fees. When any Portfolios begin investing in the Class A Common Shares of SPIF, the sales load will be waived, and neither a distribution fee nor a shareholder service fee will be charged. Consequently, a shareholder of a Portfolio's shares will not indirectly bear expenses paid by an Underlying Fund for the sale or distribution of its shares. See "HOW TO INVEST IN A SAM PORTFOLIO ACCOUNT."

                               ------------------

By replacing the term "total assets" used in the sections entitled "INCOME PORTFOLIO," "VALUE PORTFOLIO," "BALANCED PORTFOLIO," "GROWTH PORTFOLIO" and "CAPITAL GROWTH PORTFOLIO" on pages 8, 9 & 10, under the heading "INVESTMENTS AND RISK CONSIDERATIONS OF THE PORTFOLIOS," with "net assets available for investment."

                               ------------------

By reducing the minimum investment required for "ADDITIONAL INVESTMENTS" on page
41. The minimum investment has been decreased from $2,000 ($1,000 IRA / 401(k) / Keogh) to $100 ($100 IRA / 401(k) / Keogh).

                               ------------------

By deleting the third sentence of the first paragraph under the heading "CLASS A SHARES" in the "EXCHANGE PRIVILEGES AND RESTRICTIONS" section on page 50, and replacing it with the following sentence:

    Where applicable sales charges have been paid, shareholders of non-money market Sierra Trust Funds or SPIF may exchange at NAV Class A Shares of that Sierra Trust Fund or SPIF for Class A Shares of any Portfolio.

                               ------------------

By inserting the following sentence after the first sentence under the heading "CLASS B SHARES" in the "EXCHANGE PRIVILEGES AND RESTRICTIONS" section on page 50:

    Similarly, Class B or Class S Shares of a Sierra Trust Fund may be exchanged for Class B shares of any Portfolio without having to pay any CDSC at the time of the exchange.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE